Contingent liabilities and financial commitments - Individual Cases - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended					36 Months Ended		204 Months Ended
	Oct. 31, 1997 USD ($) INSTALMENT	Oct. 31, 1997 GBP (£) INSTALMENT	Dec. 31, 2023 USD ($) CASE	Dec. 31, 2023 GBP (£) CASE	Dec. 31, 2023 CASE Case	Dec. 31, 2023 CASE	Dec. 31, 2022 CASE	Dec. 31, 2023 USD ($) CASE	Dec. 31, 2023 GBP (£) CASE	Dec. 31, 2023 CASE
Disclosure Of Commitments And Contingencies [Line Items]
Number of individual cases is brought by or on behalf of an individual survivors alleging personal injury as result of exposure to ETS			2	2	2	2		2	2	2
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases					202	202	206
Individual smoking and health cases | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases have received adverse verdicts or judgments			5	5	5	5		5	5	5
Net amount against verdicts			$ 248.7	£ 195.1
Treniece Jones v. R.J. Reynolds Tobacco | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts			$ 200.0	£ 157.0
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases						1,171	1,183
Loss Contingency Number Of Trials										0
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases						35	46
Filter cases | Lorillard Tobacco and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								$ 21.5	£ 17.0
Number of cases						35
Number of cases for which damages paid to plaintiffs								88	88
Florida | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount	$ 300.0	£ 235.0
Number of annual installment for payment | INSTALMENT	3	3
Litigation settlement, annual installment amount	$ 100.0	£ 78.4
Amount of plaintiff's counsel fees payable	49.0	38.4
Florida | R J Reynolds Tobacco Company | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	86.0	67.5
Florida | Brown and Williamson Holdings Inc | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	57.0	44.7
Florida | Lorillard Tobacco | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	$ 31.0	£ 24.3